Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2011
Registrant Name	dei_EntityRegistrantName	EUROPACIFIC GROWTH FUND
Central Index Key	dei_EntityCentralIndexKey	0000719603
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 31, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun. 01, 2011
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEPGX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGBX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEPCX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEGFX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AEPFX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUAX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUBX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUCX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUEX
EUROPACIFIC GROWTH FUND (First Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CEUFX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERAX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERBX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERCX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	REREX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERFX
EUROPACIFIC GROWTH FUND (Second Prospectus Summary) | EUROPACIFIC GROWTH FUND | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RERGX